Note 10 - Trade Accounts and Notes Payable - Schedule of Trade Accounts and Notes Payable (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade accounts payable	€ 6,034	€ 6,286
Notes payable	12	11
Total	€ 6,046	€ 6,297